RELATED PARTY TRANSACTIONS - Summary of Related Parties Income/ (Expense) Amounts Included Into Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Time charter revenues	$ 14,656	$ 24,454	$ 1,609
Other revenues	1,375	1,961	1,609
Other operating income (expenses)	(2,008)	2,965	(1,154)
Ship operating expenses	(9,313)	(11,574)	(5,758)
Charter hire expenses	(60,885)	(63,468)	(45,777)
Administrative expenses	(1,487)	(1,163)	(1,280)
Interest on credit facilities	(3,395)	0	0
Income (loss) from related party transaction	(62,432)	(51,751)	(52,360)
Time charter revenues
Related Party Transaction [Line Items]
Time charter revenues	$ 13,281	$ 19,528	$ 0